UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number:	811-04304

Exact Name of Registrant as Specified in Charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	July 1, 2008 - June 30, 2009

ITEM 1. PROXY VOTING RECORD.

=========================== DELAWARE CORE PLUS BOND ============================

The Fund did not hold any underlying securities in which it was entitled to vote a proxy in regards to an issuer's shareholder meeting held during the period covered by this Form N-PX. Therefore, no proxy voting record is listed below for this Fund.

==================== DELAWARE INFLATION PROTECTED BOND FUND ====================

CATERPILLAR FINANCIAL ASSET TRUST 2007-A

Ticker:                      Security ID:  14911XAC0

Meeting Date: MAY 21, 2009   Meeting Type: Written Consent

Record Date:  MAY 6, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     The Undersigned Noteholder Hereby       For       For          Management

      Consents To That Certain First

      Amendment To Supplement To Sale And

      Servicing Agreement Described In The

      Caterpillar Financial Asset Trust

      2007-A Request For Consent To Amendment

      Of Supplement

--------------------------------------------------------------------------------

CATERPILLAR FINANCIAL ASSET TRUST 2008-A

Ticker:                      Security ID:  14911TAC9

Meeting Date: MAY 21, 2009   Meeting Type: Written Consent

Record Date:  MAY 6, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     The Undersigned Noteholder Hereby       For       For          Management

      Consents To That Certain First

      Amendment To Sale And Servicing

      Agreement Described In The Caterpillar

      Financial Asset Trust 2008-A Request

      For Consent To Amendment Of Sale And

      Servicing Agreement Dated May 11, 2009

================================ END NPX REPORT ===============================

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GOVERNMENT FUND

By:	Patrick P. Coyne
Name:	Patrick P. Coyne
Title:	Chairman/President/
Chief Executive Officer
Date:	August 27, 2009